Personnel expenses and employee information	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
Personnel expenses and employee information	Personnel expenses and employee information
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Wages and salaries	2,124.4	2,519.6	2,842.7
Social security expenses	181.9	208.1	249.8
Pension and retirement expenses	152.5	182.6	229.2
Share-based payments	74.6	53.9	117.5
Personnel expenses	2,533.4	2,964.2	3,439.2
The continued increase in personnel expenses is mainly due to an increase in payroll employees to support the continued growth of our business. The personnel expenses in 2020 do not include any expenses of Berliner Glas, since ASML consolidates Berliner Glas using a one-quarter lag.
The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2019	2020	2021
Netherlands	11,376	12,812	14,222
Worldwide	22,192	24,727	28,223
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

Year ended December 31 (in FTE)	2019	2020	2021
Customer Support	5,953	6,429	7,485
Manufacturing and Supply Chain Management	5,933	7,680	8,237
Strategic Supply Management	326	346	707
General & Administrative	1,898	2,061	2,761
Sales and Mature Products and Services	624	744	766
Research & Development	10,166	10,813	12,060
Total	24,900	28,073	32,016
Less: Temporary employees	1,681	1,459	2,155
Payroll employees	23,219	26,614	29,861
Short-term incentive bonus plans
We have annual performance related short-term incentive (STI) bonus plans for our employees. Under these plans, the employee bonus payout depends on the employee's job grade, the type of bonus plan and the company/individual performance. The employee bonus payout (excluding the Board of Management) ranges between 0.0% and 117.0% of their annual base gross salary. The 2021 STI bonus is accrued for as part of Accrued and other liabilities in the Consolidated Balance Sheets and will be paid in the first quarter of 2022.
The STI bonus expenses for the Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Board of Management	5.1	5.4	4.4
Former Board of Management	—	—	0.2
Other employees	269.1	402.5	423.5
Total STI bonus expenses	274.2	407.9	428.1